                            THE BRADFORD FUNDS, INC.


                             THE BRADFORD MONEY FUND

                                600 Fifth Avenue
                               New York, NY 10020
                                 (888) 226-5504

July 1, 1999

Dear Shareholder:

     This semi-annual report covers the period from January 1, 1999 to June 30, 1999.

     The Fund began the current year with assets of $2,037.5 million and ended the period with $2,165.0 million. In addition, the number of shareholders increased from 143,383 to 152,687.

     Reflective of the overall trend in short-term interest rates, the Fund's yield went from 4.51% on December 31, 1998, to 4.28% on June 30, 1999. We remain committed to high quality, short-term instruments for your safety.

     As always, we appreciate your confidence and support and welcome any comments.

Sincerely,


\s\Allan L. Erb


Allan L. Erb
President

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                        Statement of Net Assets
                                                             June 30, 1999
                                                              (Unaudited)

                                                 Percentage                         Par
                                                of Portfolio       Maturity        (000)            Value
                                                ------------      ----------     ---------      -------------
 AGENCY OBLIGATIONS...........................        34.72%
   Federal Home Loan Bank
             5.53%                                                  07/15/99       $10,000      $   9,999,757
             4.95%                                                  12/03/99        35,400         35,395,705
   Federal Home Loan Mortgage Corporation
             4.74%                                                  07/01/99        14,000         14,000,000
             4.75%                                                  07/01/99        10,000         10,000,000
             4.77%                                                  07/02/99        25,000         24,996,688
             4.74%                                                  07/06/99        20,000         19,986,833
             4.75%                                                  07/06/99        17,000         16,988,785
             4.76%                                                  07/08/99        23,000         22,978,712
             4.76%                                                  07/09/99        10,000          9,989,422
             4.70%                                                  07/13/99        13,000         12,979,633
             4.76%                                                  07/14/99        11,350         11,330,491
             4.73%                                                  07/16/99        13,000         12,974,379
             4.75%                                                  07/16/99        10,000          9,980,208
             7.12%                                                  07/21/99        15,000         15,017,256
             4.86%                                                  08/12/99        15,000         14,914,950
             4.78%                                                  08/16/99        15,000         14,908,383
             4.79%                                                  08/18/99        14,500         14,407,393
             4.73%                                                  08/19/99         6,950          6,905,208
             4.90%                                                  08/23/99        25,000         24,819,653
             4.84%                                                  08/26/99        15,625         15,507,361
             4.73%                                                  08/27/99        25,000         24,812,771
             4.88%                                                  09/02/99        20,000         19,829,200
             4.89%                                                  09/03/99        20,000         19,826,133
             4.89%                                                  09/10/99        19,000         18,816,761
             5.07%                                                  09/28/99        19,000         18,761,851
             4.73%                                                  10/07/99         7,000          6,909,867
             5.02%                                                  10/07/99         7,807          7,700,313
             5.10%                                                  03/07/00        11,000         10,610,417
             5.13%                                                  06/02/00        20,000         19,039,550
             5.15%                                                  06/02/00        14,590         13,886,347
             5.18%                                                  06/02/00         7,307          6,952,680
             5.19%                                                  06/02/00        12,000         11,416,990
             5.15%                                                  06/06/00        13,000         12,364,727
             5.18%                                                  06/08/00         6,357          6,043,257
    Federal National Mortgage Association
             4.75%                                                  07/02/99        15,000         14,998,021
             4.69%                                                  07/09/99        13,000         12,986,451
             4.77%                                                  07/14/99         6,000          5,989,665

                             See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                             June 30, 1999
                                                              (Unaudited)

                                                 Percentage                         Par
                                                of Portfolio       Maturity        (000)            Value
                                                ------------      ----------     ---------      -------------
 AGENCY OBLIGATIONS (CONTINUED)
    Federal National Mortgage Association - (Continued)
             5.90%                                                  07/14/99       $10,000      $  10,003,078
             5.90%                                                  07/19/99         5,000          5,002,154
             4.72%                                                  08/06/99        12,000         11,943,360
             4.85%                                                  08/13/99        12,000         11,930,483
             4.76%                                                  08/24/99        20,000         19,857,170
             4.82%                                                  08/27/99        13,000         12,900,788
             4.89%                                                  09/08/99        20,000         19,812,550
             5.94%                                                  09/10/99         5,000          5,010,295
             4.73%                                                  09/17/99        15,000         14,846,275
             4.98%                                                  09/21/99        12,000         11,863,880
             4.72%                                                  09/22/99         5,000          4,945,589
             5.08%                                                  09/24/99        23,000         23,014,897
             4.73%                                                  10/08/99        26,000         25,661,805
             5.04%                                                  10/22/99         9,500          9,349,591
             4.98%                                                  04/20/00         7,000          6,994,685
             5.21%                                                  06/15/00        10,000          9,493,472
                                                                                                -------------
                 TOTAL AGENCY OBLIGATIONS                                                         751,655,890
                                                                                                -------------
 COMMERCIAL PAPER...............................      65.31%
 Agriculture....................................       3.87%
    Archer Daniels Midland Co. (A-1+, P-1)
             4.78%                                                  08/09/99        16,000         15,917,147
             4.79%                                                  08/09/99        17,500         17,409,189
             4.85%                                                  08/19/99        15,400         15,298,339
             4.77%                                                  08/27/99        21,000         20,841,397
    Golden Peanuts Co. (A-1+, P-1)
             4.77%                                                  08/12/99        10,500         10,441,568
             4.77%                                                  08/17/99         4,000          3,975,090
                                                                                                -------------
                                                                                                   83,882,730
                                                                                                -------------
 Automobiles....................................       5.09%
    Daimler-Chrysler (A-1, P-1)
             4.76%                                                  07/09/99        30,000         29,968,267
             4.80%                                                  07/19/99        15,000         14,964,000
             4.80%                                                  07/20/99        10,000          9,974,667
             4.84%                                                  09/07/99        22,000         21,798,871
             5.02%                                                  09/30/99        19,000         18,758,901
             5.07%                                                  10/28/99        15,000         14,748,612
                                                                                                -------------
                                                                                                  110,213,318
                                                                                                -------------

                             See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                             June 30, 1999
                                                              (Unaudited)

                                                 Percentage                         Par
                                                of Portfolio       Maturity        (000)            Value
                                                ------------      ----------     ---------      -------------
 COMMERCIAL PAPER (CONTINUED)
 Beverages...................................          4.82%
    Coca-Cola Co. (A-1+, P-1)
             4.75%                                                  07/26/99       $10,000      $   9,967,014
             4.75%                                                  07/29/99        20,000         19,926,111
             4.76%                                                  08/02/99        10,000          9,957,689
             4.74%                                                  08/05/99        11,000         10,949,308
             4.76%                                                  08/12/99        20,000         19,888,933
             4.76%                                                  08/13/99        24,000         23,863,547
             5.00%                                                  09/29/99        10,000          9,875,000
                                                                                                -------------
                                                                                                  104,427,602
                                                                                                -------------
 Broker/Dealer................................         7.08%
    Goldman Sachs Group L.P. (A-1+, P-1)
             4.80%                                                  08/25/99        11,000         10,919,333
             5.04%                                                  09/15/99        18,400         18,204,224
             4.77%                                                  09/16/99        10,000          9,897,975
             4.86%                                                  09/20/99        20,000         19,781,300
             4.92%                                                  10/04/99        15,400         15,200,057
             5.14%                                                  10/19/99        10,000          9,842,944
             5.12%                                                  10/21/99        18,000         17,713,280
    Merrill Lynch & Co. (A-1+, P-1)
             4.79%                                                  07/15/99         5,000          4,990,686
             4.82%                                                  08/03/99        12,000         11,946,980
             4.83%                                                  08/10/99         4,000          3,978,534
             4.82%                                                  08/11/99        13,000         12,928,637
             4.84%                                                  08/23/99        18,000         17,871,740
                                                                                                -------------
                                                                                                  153,275,690
                                                                                                -------------
 Chemicals....................................         1.38%
    Dupont (E.I.) de Nemours & Co. (A-1+, P-1)
             4.79%                                                  07/12/99        10,000          9,985,364
             4.80%                                                  07/22/99        10,000          9,972,000
             5.00%                                                  10/28/99        10,000          9,834,722
                                                                                                -------------
                                                                                                   29,792,086
                                                                                                -------------
 Conglomerates.................................        1.15%
    American Express (A-1, P-1)
             4.79%                                                  07/23/99        25,000         24,926,819
                                                                                                -------------

                             See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                             June 30, 1999
                                                              (Unaudited)

                                                 Percentage                         Par
                                                of Portfolio       Maturity        (000)            Value
                                                ------------      ----------     ---------      -------------
 COMMERCIAL PAPER (CONTINUED)
 Consumer Products............................         1.77%
    Clorox Co. (A-1, P-1)
             4.79%                                                  08/05/99       $ 8,500      $   8,460,416
    Proctor & Gamble Co. (A-1+, P-1)
             4.77%                                                  07/01/99         7,000          7,000,000
             4.76%                                                  07/15/99        17,000         16,968,531
             5.13%                                                  08/30/99         6,000          5,948,700
                                                                                                -------------
                                                                                                   38,377,647
                                                                                                -------------
 Entertainment................................         3.63%
    Walt Disney Company Inc. (A-1, P-1)
             4.66%                                                  07/07/99        11,500         11,491,068
             4.66%                                                  07/08/99        17,500         17,484,143
             4.74%                                                  07/13/99        20,000         19,968,400
             4.66%                                                  08/09/99        10,000          9,949,517
             4.78%                                                  11/04/99        10,000          9,832,700
             4.77%                                                  11/15/99        10,000          9,818,475
                                                                                                -------------
                                                                                                   78,544,303
                                                                                                -------------
 Finance......................................        13.84%
    Bellsouth Capital Funding (A-1+, P-1)
             4.77%                                                  07/20/99        20,000         19,949,650
             4.76%                                                  07/20/99        15,000         14,962,317
    Ford Motor Credit Company (A-1, P-1)
             4.78%                                                  07/12/99        10,000          9,985,395
             4.78%                                                  07/15/99        10,000          9,981,411
             4.73%                                                  07/27/99        15,000         14,948,758
             4.75%                                                  08/26/99        16,000         15,881,778
             4.89%                                                  09/09/99        20,000         19,809,833
             5.16%                                                  10/22/99         9,300          9,149,371
    General Electric Capital Corporation (A-1+, P-1)
             4.81%                                                  07/28/99        25,000         24,909,813
             4.83%                                                  08/10/99        10,000          9,946,333
             4.80%                                                  08/16/99        14,000         13,914,133
             4.80%                                                  08/18/99        15,000         14,904,000
             4.81%                                                  09/07/99        10,000          9,909,145
             4.81%                                                  09/08/99        13,000         12,880,151
             4.80%                                                  09/14/99        16,000         15,840,000
             4.99%                                                  10/20/99         7,000          6,892,299

                 See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                             June 30, 1999
                                                              (Unaudited)

                                                 Percentage                         Par
                                                of Portfolio       Maturity        (000)            Value
                                                ------------      ----------     ---------      -------------
 COMMERCIAL PAPER (CONTINUED)
 Finance - (Continued)
     USAA Capital Corp. (A-1+, P-1)
           4.78%                                                    07/08/99       $18,000      $  17,983,270
           4.78%                                                    07/16/99        10,000          9,980,083
           5.00%                                                    08/09/99        16,000         15,913,333
           4.82%                                                    08/17/99        25,000         24,842,681
           4.79%                                                    08/31/99         7,000          6,943,185
                                                                                                -------------
                                                                                                  299,526,939
                                                                                                -------------
 Food.........................................         6.11%
     Campbell Soup Co. (A-1+, P-1)
           4.77%                                                    08/03/99        10,000          9,956,275
           4.77%                                                    08/04/99        15,000         14,932,425
           4.78%                                                    09/13/99        15,000         14,852,617
           4.78%                                                    09/21/99        10,780         10,662,630
           4.82%                                                    01/20/00        10,000          9,728,205
     Heinz (HJ) Co. (A-1, P-1)
           4.78%                                                    07/06/99        14,000         13,990,705
           4.78%                                                    07/07/99        14,000         13,988,847
           4.78%                                                    07/12/99        23,500         23,465,677
     McCormick and Co., Inc. (A-1, P-1)
           4.83%                                                    08/24/99        10,000          9,927,550
           5.00%                                                    10/05/99        10,870         10,725,067
                                                                                                -------------
                                                                                                  132,229,998
                                                                                                -------------
 Health-Care..................................         4.45%
     Johnson & Johnson (A-1+, P-1)
           4.77%                                                    07/27/99        30,000         29,896,650
           4.77%                                                    07/28/99        10,000          9,964,225
           4.77%                                                    08/11/99        15,000         14,918,512
           4.75%                                                    08/17/99         8,000          7,950,389
           4.77%                                                    08/20/99         9,000          8,940,375
           4.77%                                                    08/23/99        10,000          9,929,775
           4.76%                                                    09/23/99        15,000         14,833,400
                                                                                                -------------
                                                                                                   96,433,326
                                                                                                -------------

                             See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Continued)
                                                             June 30, 1999
                                                              (Unaudited)

                                                 Percentage                         Par
                                                of Portfolio       Maturity        (000)            Value
                                                ------------      ----------     ---------     --------------
 COMMERCIAL PAPER (CONTINUED)
 Pharmaceutical...............................         6.41%
     Schering-Plough Corporation (A-1+, P-1)
             4.80%                                                  07/07/99       $30,000      $  29,976,000
             4.86%                                                  07/30/99        10,000          9,960,850
             4.76%                                                  08/04/99        30,685         30,547,054
             4.86%                                                  08/24/99         7,000          6,948,970
             4.86%                                                  08/31/99        13,000         12,892,945
             5.18%                                                  10/05/99        21,000         20,709,920
     Warner-Lamber Company (A-1+, P-1)
             4.83%                                                  08/24/99        14,000         13,898,570
             4.83%                                                  09/02/99        14,000         13,881,665
                                                                                               --------------
                                                                                                  138,815,974
                                                                                               --------------
 Publishing...................................         1.84%
     McGraw-Hill, Inc. (A-1, P-1)
             4.80%                                                  07/30/99        12,750         12,700,700
             5.03%                                                  09/22/99        17,430         17,227,865
             5.04%                                                  09/23/99        10,000          9,882,400
                                                                                               --------------
                                                                                                   39,810,965
                                                                                               --------------
 Technology...................................         3.87%
     Lucent Technologies (A-1, P-1)
             4.81%                                                  07/21/99        25,000         24,933,195
             4.77%                                                  07/22/99        18,975         18,922,202
             4.81%                                                  07/26/99        20,000         19,933,194
             4.81%                                                  07/29/99        20,000         19,925,178
                                                                                               --------------
                                                                                                   83,713,769
                                                                                               --------------
                 TOTAL COMMERCIAL PAPER                                                         1,413,971,166
                                                                                               --------------

                             See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                 Statement of Net Assets - (Concluded)
                                                             June 30, 1999
                                                              (Unaudited)

                                                 Percentage                         Par
                                                of Portfolio       Maturity        (000)            Value
                                                ------------      ----------     ---------     --------------
 VARIABLE RATE AGENCY OBLIGATIONS..............        0.10%
    Student Loan Marketing Association
            5.10%                                                   07/06/99       $ 2,225     $    2,224,871
                                                                                               --------------
                            TOTAL VARIABLE RATE OBLIGATIONS                                         2,224,871
                                                                                               --------------

 TOTAL INVESTMENTS.............................      100.13%                                    2,167,851,927
        (Amortized Cost $2,167,851,927)*
 Liabilities In Excess of Cash and Other Assets       (0.13)%                                      (2,865,035)
                                                     ------                                    --------------
 Net Assets....................................      100.00%                                   $2,164,986,892
                                                     ======                                    ==============
 Net Asset Value, Offering and Redemption Price
  Per Share ($2,164,986,892/2,165,001,924)                                                              $1.00
                                                                                               ==============
 *  Also cost for Federal Income Tax purposes.
















                           See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                        Statement of Operations
                                                    Six Months Ended June 30, 1999
                                                              (Unaudited)

 INVESTMENT INCOME
    Interest................................................................  $54,575,910
                                                                              -----------
 EXPENSES
    Advisory fees...........................................................    3,981,392
    Administration fees.....................................................      301,130
    Distribution fees.......................................................    2,204,241
    Directors' fee..........................................................       24,322
    Custodian fees..........................................................       57,584
    Transfer agent fees.....................................................      865,028
    Legal...................................................................       31,239
    Audit...................................................................       12,236
    SEC registration fees...................................................       56,639
    Blue sky registration fees..............................................       24,442
    Insurance...............................................................        7,939
    Printing and postage....................................................       64,857
    Miscellaneous...........................................................       12,939
                                                                              -----------
        TOTAL EXPENSES......................................................    7,643,988
    Waiver of advisory fees.................................................     (314,149)
                                                                              -----------
        NET EXPENSES........................................................    7,329,839
                                                                              -----------
 NET INVESTMENT INCOME......................................................   47,246,071
 NET REALIZED GAIN (LOSS)ON INVESTMENTS.....................................          -0-
                                                                              -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................  $47,246,071
                                                                              ===========
















                 See accompanying notes to financial statements.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                  Statements of Changes in Net Assets


                                                                      Six Months Ended               For the Year
                                                                        June 30, 1999                    Ended
                                                                         (Unaudited)               December 31, 1998
                                                                      ------------------           -----------------
 Increase in Net Assets:
   Operations:
    Net investment income.......................................    $       47,246,071           $      88,952,853
    Net realized loss on investments............................                   -0-                        (674)
                                                                    ------------------           -----------------
    Net increase in net assets resulting from operations........            47,246,071                  88,952,179
                                                                    ------------------           -----------------
   Dividends to shareholders from:
    Net investment income ($.0213 and $.0482 per share,
     respectively)..............................................           (47,246,071)                (88,952,853)
                                                                    ------------------           -----------------
   Total dividends to shareholders..............................           (47,246,071)                (88,952,853)
                                                                    ------------------           -----------------
   Capital Stock Transactions:
    Proceeds from sale of capital shares........................         5,210,964,479               8,663,466,410
    Value of shares issued in reinvestment of dividends.........            42,291,288                  85,552,716
    Cost of shares repurchased..................................        (5,125,777,586)             (8,274,797,889)
                                                                    ------------------           -----------------
    Increase in net assets derived from capital stock
       transactions.............................................           127,478,181                 474,221,237
                                                                    ------------------           -----------------
   Total increase in assets.....................................           127,478,181                 474,220,563
                                                                    ------------------           -----------------
 Net Assets:
   Beginning of period..........................................         2,037,508,711               1,563,288,148
                                                                    ------------------           -----------------
   End of period................................................    $    2,164,986,892           $   2,037,508,711
                                                                    ==================           =================











                 See accompanying notes to financial statements.



                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                                         Financial Highlights
                                             (for a share outstanding through each period)

                                       Six Months        For the       For the       For the       For the        For the
                                          Ended        Year Ended    Year Ended    Year Ended    Year Ended     Year Ended
                                      June 30, 1999   December 31,  December 31,  December 31,  December 31,   December 31,
                                       (Unaudited)        1998          1997          1996          1995           1994
                                      -------------   -----------   -----------   -----------   -----------    -----------
 Net Asset Value, Beginning of
   Period...........................   $   1.00        $   1.00      $   1.00      $   1.00      $   1.00         $ 1.00
                                       ----------      ----------    ----------    ----------    ----------       --------
 Income From Investment
   Operations:
   Net Investment Income............        .0213           .0482         .0485         .0468         .0515          .0343
   Net Realized Gain on
     Investments....................           --              --            --            --            --             --
                                       ----------      ----------    ----------    ----------    ----------       --------
        Total From Investment
          Operations................        .0213           .0482         .0485         .0468         .0515          .0343
                                       ----------      ----------    ----------    ----------    ----------       --------
 Less Distributions:
   Dividend to Shareholders from
     Net Investment Income..........       (.0213)         (.0482)       (.0485)       (.0468)       (.0515)        (.0343)
   Dividend to Shareholders from
     Net Realized Gain..............           --              --            --            --            --             --
        Total Distributions.........       (.0213)         (.0482)       (.0485)       (.0468)       (.0515)        (.0343)
                                       ----------      ----------    ----------    ----------    ----------       --------
 Net Asset Value, End of Period.....   $   1.00        $   1.00      $   1.00      $   1.00      $   1.00         $ 1.00
                                       ==========      ==========    ==========    ==========    ==========       ========
 Total Return.......................       4.37% (b)       4.93%         4.96%         4.78%         5.28%          3.48%
 Ratio/Supplement Data:
   Net Assets, End of Period
     (in thousands).................   $2,164,987      $2,037,509    $1,563,288    $1,234,321    $1,009,370       $677,177
     Ratio of Expenses to Average
       Daily Net Assets.............        .67%(a)(b)      .70%(a)       .74%(a)       .77%(a)       .80%(a)        .80%(a)
     Ratio of Net Investment
       Income to Average Daily
       Net Assets...................       4.29%(a)(b)     4.82%(a)      4.87%(a)      4.68%(a)      5.15%(a)       3.39%(a)

(a) During the period a portion of the Advisory and/or Distribution fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the Ratio of Expenses to Average Daily Net Assets would have been .70%, .73%, .75%, .78%, .81%, and .83% respectively, and the Ratio of Net Investment Income to Average Daily Net Assets would have been 4.26%, 4.79%, 4.85%, 4.67%, 5.14%, and 3.36%, respectively.

(b)  Annualized










                            See accompanying notes to financial statements

                             THE BRADFORD FUNDS, INC.

                             The Bradford Money Fund

                          Notes To Financial Statements
                                  June 30, 1999
                                   (Unaudited)

NOTE  1--SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Bradford Funds, Inc. (the "Company"), an open-end, diversified management investment company, was incorporated in Maryland on October 26, 1988. The Company is authorized to issue 5.0 billion shares of multiple portfolios. The Company is currently offering shares of one portfolio, The Bradford Money Fund (the "Fund"). The only transaction occurring in the Fund between the date of incorporation and the commencement of operations was the sale and issuance of 100,000 shares of capital stock for $100,000 to Bradford Capital Management, Ltd. ("Bradford Capital Management"), the Fund's investment adviser, on January 10, 1989. The investment objective of the Fund is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. It seeks to achieve this objective by investing in high quality, U.S. dollar-dominated instruments, such as short-term U.S. Government securities, bank certificates of deposit, commercial paper and repurchase agreements. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

   A) SECURITY VALUATION--Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Fund seeks to maintain net asset value per share at $1.00.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

   C) DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, will be distributed at least annually.

   D) FEDERAL INCOME TAXES--The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and Federal excise taxes. Therefore, no provision has been recorded for Federal income or Federal excise taxes.

   E) REPURCHASE AGREEMENTS--Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

                             THE BRADFORD FUNDS, INC.

                             The Bradford Money Fund

                   Notes To Financial Statements - (Continued)
                                  June 30, 1999
                                   (Unaudited)

NOTE 2-- INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENCY AGREEMENTS

   The Fund has entered into an investment advisory agreement with Bradford Capital Management. J.C.B. Financial Services, Inc. acts as the general partner to the adviser and J.C. Bradford & Co. L.L.C., a Tennessee limited liability company ("Bradford"), is the adviser's limited partner. The general partner is a wholly owned subsidiary of Bradford & Co., Incorporated. The Fund has also entered into an Administration and Accounting Services Agreement with Reich & Tang Asset Management,L.P. and distribution and transfer agency agreements with Bradford.

   For the advisory services provided and expenses assumed by it, Bradford Capital Management is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .40% of the first $500 million of the Fund's daily net assets and .35% of the daily net assets of the Fund in excess of $500 million. Bradford Capital Management may, in its discretion from time to time, waive voluntarily all or any portion of its advisory fee or reimburse the Fund for a portion of the expenses of its operations. Bradford Capital Management has agreed to waive indefinitely a portion of its advisory fee such that it is receiving .30% of the Fund's average daily net assets in excess of $1 billion and .29% of the Fund's average daily net assets in excess of $2 billion. For the six months ended June 30, 1999, such waiver amounted to $314,149. Advisory fees, before such waiver, amounted to $3,981,392 for the six months ended June30, 1999.

   For the administration services provided, Reich & Tang Asset Management, L.P. is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of .10% of the first $200 million of daily net assets; .07% of the next $200 million of daily net assets; .045% of the next $200 million of daily net assets; .025% of the next $100 million of daily net assets; and .01% of the daily net assets in excess $700 million. Such fees amounted to $301,130 for the six months ended June 30, 1999.

   The Fund has adopted a Plan of Distribution and pursuant thereto has entered into an agreement under which the distributor, Bradford, is entitled to receive from the Fund reimbursement of its distribution costs at an annual rate of up to .20% of daily net assets. Bradford may, in its discretion from time to time, waive voluntarily all or any portion of its distribution fees. Such fees amounted to $2,204,241 for the six months ended June 30, 1999.

   For the transfer agency services provided, Bradford is entitled to receive a fee, computed and paid monthly, at an annual rate of $11.50 per active account. Such fees amounted to $865,028 for the six months ended June 30, 1999.

                                                       THE BRADFORD FUNDS, INC.

                                                        The Bradford Money Fund

                                              Notes To Financial Statements--(Concluded)
                                                             June 30, 1999
                                                              (Unaudited)

 NOTE  3--CAPITAL STOCK

    Transactions in capital stock of the Fund were as follows:

                                                                        Six Months Ended
                                                                          June 30, 1999              For the Year Ended
                                                                           (Unaudited)                December 31, 1998
                                                                        ----------------              -----------------
 Shares sold..........................................................     5,210,964,479                 8,663,466,410
 Shares issued in connection with reinvestment of dividends from
  net investment income...............................................        42,291,288                    85,552,716
 Shares redeemed......................................................    (5,125,777,586)               (8,274,797,889)
                                                                          --------------                --------------
 Net increase.........................................................       127,478,181                   474,221,237
                                                                          ==============                ==============

 NOTE  4--NET ASSETS

    Net assets consisted of the following:

                                                                          June 30, 1999
                                                                           (Unaudited)                December 31, 1998
                                                                          --------------              -----------------
 Capital stock, at par................................................    $    2,165,002                $    2,037,524
 Paid-in capital in excess of par.....................................     2,162,836,922                 2,035,486,219
 Net accumulated realized capital loss................................           (15,032)                      (15,032)
                                                                          --------------                --------------
                                                                          $2,164,986,892                $2,037,508,711
                                                                          ==============                ==============


                      (This page intentionally left blank)

     THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH INCLUDES DETAILS REGARDING THE FUND'S OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ANY PERFORMANCE INFORMATION QUOTED REPRESENTS PAST PERFORMANCE WHICH, OF COURSE, IS NO GUARANTEE OF FUTURE PERFORMANCE.

                               Board of Directors
                               ------------------
                             Allan L. Erb, Chairman
                              Douglas C. Altenbern
                                William H. Carter
                              Richard W. Hanselman
                                 Edward J. Roach
                                 Michael R. Shea
                                William T. Spitz


                                    Officers
                                    --------
                                  Allan L. Erb
                                    President

                               Randall R. Harness
                             Secretary and Treasurer

                                 Judy K. Abroms
                                 Vice President

                                 Micheal R. Shea
                                 Vice President

                               R. Patrick Shepherd
                                 Vice President


                               Investment Adviser
                               ------------------
                        Bradford Capital Management, Ltd.
                               330 Commerce Street
                           Nashville, Tennessee 37201


                                  Administrator
                                  -------------
                       Reich & Tang Asset Management L.P.
                                600 Fifth Avenue
                            New York, New York 10020


                         Transfer Agent and Distributor
                         ------------------------------
                             J.C. Bradford & Co. LLC
                               330 Commerce Street
                           Nashville, Tennessee 37201

--------------------------------------------------------------------------------
                                                                             THE
                                                                        BRADFORD
                                                                           MONEY
                                                                            FUND








                       Semi-Annual Report to Shareholders
                                  June 30, 1999














                               [GRAPHIC OMITTED]

                         Members New York Stock Exchange